Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Cayman Islands

Under the current and applicable laws of Cayman Islands, the Group is not subject to tax on income or capital gains under this jurisdiction.

Singapore

Uni-Fuels is incorporated in Singapore and is subject to Singapore Corporate Income Tax on its taxable income as reported in their respective statutory financial statements, adjusted in accordance with relevant Singapore tax laws. For the years ended December 31, 2023 and 2022, Uni-Fuels was eligible under the tax exemption scheme for new start-up companies introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the tax exemption scheme, a 75% exemption on the first SG$100,000 (equivalent to $74,822) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $74,822) of normal chargeable income were granted for their first three consecutive years of assessment.

For the year ended December 31, 2024, Uni-Fuels was eligible for the partial tax exemption scheme introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the partial tax exemption scheme, a 75% exemption on the first SG$10,000 (equivalent to $7,482) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $74,822) of normal chargeable income were granted. For any other entities, the applicable income tax rate is 17% on the entire chargeable income.

South Korea

Uni-Fuels has a branch in South Korea which is subject to Korean Incorporate Income Tax on the taxable income as reported in their statutory financial statements, adjusted in accordance with relevant Korean tax laws. For the year ended December 31, 2024, Uni- Fuels applicable corporate tax rate is 9% on the entire chargeable income and local income tax of 10% on the corporate tax amount.

The current and deferred portions of the income tax expense included in the consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current taxes	$103,305	$180,024	$387,038
Deferred taxes	(5,177)	14,339	(717)
Income tax expense	$98,128	$194,363	$386,321

Income before income tax by jurisdiction are as following:

	For the Years Ended December 31,
	2024	2023	2022
Singapore	$720,274	$1,406,150	$2,363,453
Cayman Islands	(442,817)	-	-
Korea	$(7,732)	$-	-
	$269,725	$1,406,150	$2,363,453

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

10. Income Taxes (Continued)

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2024	2023	2022
Income before income tax expense	$269,725	$1,406,150	$2,363,453
Applicable income tax rate	17%	17%	17%
Income tax expense at applicable income tax rate	$45,853	$239,046	$401,787
Non-deductible expenses
- Bank fees	3,060	-	-
- Depreciation	4,839	-	-
- Entertainment expenses	833	-	-
- Others	2,045	2,039	-
Income not subject to tax	-	(2,777)	-
True up adjustments for taxes for prior year	12,280	-	-
Difference from the effect of tax rates in a foreign jurisdiction	70,502	-	-
Effect of tax exemption scheme and tax reduction	(41,284)	(43,945)	(15,466)
Income tax expense	$98,128	$194,363	$386,321

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$2,065	$2,360
Operating lease liabilities	21,732	36,247
Others	1,726	1,649

Total deferred tax assets	$25,523	$40,256

Deferred tax liabilities:
Depreciation and amortization	(13,290)	(18,776)
ROU assets	(19,718)	(33,637)
Others	(758)	(1,263)

Total deferred tax liabilities	$(33,766)	$(53,676)

Deferred tax liabilities, net	$(8,243)	$(13,420)

Movement of the Group’s deferred tax (liabilities) assets during the years is as follows:

	2024	2023	2022
Balance at January 1	$(13,420)	$919	$202
Credited/(Charged) to the consolidated statements of income and comprehensive income	5,177	(14,339)	717
Balance at December 31	$(8,243)	$(13,420)	$919

Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax. As of December 31, 2024, Corporate Income Tax returns for the years of assessment 2022, 2023 and 2024 remain open for statutory examination and the Group had no open tax investigations from the tax authority.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements